CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH
Cash at banks and on hand	$ 89.5	$ 56.9	$ 123.9
Cash and cash equivalents	89.5	56.9	123.9
Cash provided as security for initial margin calls and negative market values on derivatives etc	46.1	15.6	3.5
Restricted Cash	46.1	15.6	3.5
Cash and cash equivalents, including restricted cash	$ 135.6	$ 72.5	$ 127.4